Financial assets and liabilities analysis per instrument class and strategy	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities analysis per instrument class and strategy
Financial assets and liabilities analysis per instrument class and strategy

Note 14 Financial assets and liabilities analysis per instrument class and strategy

The financial assets and liabilities disclosed in the balance sheet are detailed as follows:

As of December 31, 2022			Other
(M$)		Fair value through	Comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	3,733	–	–	–	3,733	3,733
Other investments	–	932	119	–	1,051	1,051
Non-current financial assets	1,428	490	–	813	2,731	2,731
Other non-current assets	2,087	–	–	–	2,087	2,087
Accounts receivable, net(b)	24,378	–	–	–	24,378	24,378
Other operating receivables	8,069	19,529	691	–	28,289	28,289
Current financial assets	7,536	1,071	137	2	8,746	8,746
Cash and cash equivalents	33,026	–	–	–	33,026	33,026
Total financial assets	80,257	22,022	947	815	104,041	104,041
Total non-financial assets	–	–	–	–	199,823	–
TOTAL ASSETS	–	–	–	–	303,864	–
Non-current financial debt(a)	(41,235)	(283)	–	(3,746)	(45,264)	(43,471)
Accounts payable(b)	(41,346)	–	–	–	(41,346)	(41,346)
Other operating liabilities	(16,412)	(17,994)	(780)	–	(35,186)	(35,186)
Current borrowings(a)	(15,502)	–	–	–	(15,502)	(15,518)
Other current financial liabilities	–	(226)	–	(262)	(488)	(488)
Total financial liabilities	(114,495)	(18,503)	(780)	(4,008)	(137,786)	(136,009)
Total non-financial liabilities	–	–	–	–	(166,078)	–
TOTAL LIABILITIES	–	–	–	–	(303,864)	–
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(10,156) million and $10,156 million on accounts payable.

As of December 31, 2021			Other
(M$)		Fair value through	Comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	4,532	–	–	–	4,532	4,532
Other investments	–	1,052	573	–	1,625	1,625
Non-current financial assets	847	770	–	787	2,404	2,404
Other non-current assets	2,419	–	–	–	2,419	2,419
Accounts receivable, net(b)	21,983	–	–	–	21,983	21,983
Other operating receivables	7,141	21,067	1,345	–	29,553	29,553
Current financial assets	12,001	272	–	42	12,315	12,315
Cash and cash equivalents	21,342	–	–	–	21,342	21,342
Total financial assets	70,265	23,161	1,918	829	96,173	96,173
Total non-financial assets					197,285
TOTAL ASSETS					293,458
Non-current financial debt(a)	(47,973)	(41)	–	(1,498)	(49,512)	(53,144)
Accounts payable(b)	(36,837)	–	–	–	(36,837)	(36,837)
Other operating liabilities	(11,128)	(15,266)	(900)	–	(27,294)	(27,294)
Current borrowings(a)	(15,035)	–	–	–	(15,035)	(15,039)
Other current financial liabilities	–	(56)	–	(316)	(372)	(372)
Total financial liabilities	(110,973)	(15,363)	(900)	(1,814)	(129,050)	(132,686)
Total non-financial liabilities					(164,408)
TOTAL LIABILITIES					(293,458)
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(4,584) million and $4,584 million on accounts payable.

As of December 31, 2020			Other
(M$)		Fair value through	Comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	5,129	–	–	–	5,129	5,129
Other investments	–	1,224	783	–	2,007	2,007
Non-current financial assets	1,019	541	–	3,221	4,781	4,781
Other non-current assets	2,745	–	–	–	2,745	2,745
Accounts receivable, net(b)	14,068	–	–	–	14,068	14,068
Other operating receivables	6,615	1,428	–	–	8,043	8,043
Current financial assets	4,547	65	–	18	4,630	4,630
Cash and cash equivalents	31,268	–	–	–	31,268	31,268
Total financial assets	65,391	3,258	783	3,239	72,671	72,671
Total non-financial assets					193,461
TOTAL ASSETS					266,132
Non-current financial debt(a)	(58,470)	(118)	–	(1,615)	(60,203)	(66,210)
Accounts payable(b)	(23,574)	–	–	–	(23,574)	(23,574)
Other operating liabilities	(10,635)	(3,666)	–	(1)	(14,302)	(14,302)
Current borrowings (a)	(17,099)	–	–	–	(17,099)	(17,121)
Other current financial liabilities	–	(99)	–	(104)	(203)	(203)
Total financial liabilities	(109,778)	(3,883)	–	(1,720)	(115,381)	(121,410)
Total non-financial liabilities					(150,751)
TOTAL LIABILITIES					(266,132)

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(1,844) million and $1,844 million on accounts payable.